Employee benefits: variable compensation - Movements (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year	156,064,763	146,845,027
Number of shares awarded during the year	72,250,157	77,641,909
Number of share distributions during the year	(46,899,362)	(61,152,200)
Number of shares forfeited during the year	(6,515,164)	(7,269,974)
Number of shares outstanding, at the end of the year	174,900,395	156,064,763
Number of shares vested for accounting purposes	118,260,527	79,486,447
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 14	$ 16
Weighted average grant date fair value of shares awarded during the year | $	11	11
Weighted average grant date fair value of share distributions during the year | $	15	13
Weighted average grant date fair value of shares forfeited during the year | $	13	14
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 12	$ 14
UBS AG
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year	90,443	201,793
Number of shares awarded during the year	19,229	29,092
Number of share distributions during the year	(55,114)	(140,441)
Number of shares forfeited during the year	0	0
Number of shares outstanding, at the end of the year	54,557	90,443
Number of shares vested for accounting purposes	53,216	56,492
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 14	$ 15
Weighted average grant date fair value of shares awarded during the year | $	11	11
Weighted average grant date fair value of share distributions during the year | $	14	14
Weighted average grant date fair value of shares forfeited during the year | $	0	0
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 13	$ 14